Mortgage Servicing Rights - Schedule of Analysis of Change in Fair Value (Details) - MSR - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
+ 10% adverse change – effect on value, discount rate	$ (94,233)	$ (56,889)
+ 20% adverse change – effect on value, discount rate	(182,023)	(110,040)
+ 10% adverse change – effect on value, prepayment speed	(125,012)	(87,752)
+ 20% adverse change – effect on value, prepayment speed	(241,351)	(169,230)
+ 10% adverse change – effect on value, cost of servicing	(32,953)	(21,643)
+ 20% adverse change – effect on value, cost of servicing	$ (65,905)	(43,285)
UNITED WHOLESALE MORTGAGE, LLC
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
+ 10% adverse change – effect on value, discount rate		(56,889)	$ (25,580)
+ 20% adverse change – effect on value, discount rate		(110,040)	(49,396)
+ 10% adverse change – effect on value, prepayment speed		(87,752)	(34,208)
+ 20% adverse change – effect on value, prepayment speed		(169,230)	(65,744)
+ 10% adverse change – effect on value, cost of servicing		(21,643)	(8,879)
+ 20% adverse change – effect on value, cost of servicing		$ (43,285)	$ (17,759)